Commitments and Contingencies - Narrative (Details) - CAD ($)	Jan. 04, 2021	Jun. 15, 2020	Jun. 30, 2022	Jun. 30, 2021
Legal proceedings contingent liability, class action A
Disclosure of contingent liabilities [line items]
Legal proceedings provision			$ 0	$ 0
Legal proceedings contingent liability, class action B
Disclosure of contingent liabilities [line items]
Legal proceedings provision			0	0
Claim of breach of obligations under term sheet
Disclosure of contingent liabilities [line items]
Legal proceedings provision			0	0
Damages sought		$ 18,000,000
Legal proceedings contingent liability, class action C
Disclosure of contingent liabilities [line items]
Legal proceedings provision			0	0
Legal proceedings contingent liability, class action D
Disclosure of contingent liabilities [line items]
Legal proceedings provision			0	0
Legal proceedings contingent liability, unpaid rent
Disclosure of contingent liabilities [line items]
Legal proceedings provision			$ 0	$ 0
Damages sought	$ 8,900,000
Legal proceedings contingent liability, unpaid rent, rent in arrears and costs
Disclosure of contingent liabilities [line items]
Damages sought	400,000
Legal proceedings contingent liability, unpaid rent, loss of remaining rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8,500,000